Investment Securities	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Investment Securities

Note 5: Investment Securities

The following table provides the amortized cost and fair value by major categories of available-for-sale securities, which are carried at fair value, and held-to-maturity debt securities, which are carried at amortized cost. The net unrealized gains (losses) for available-for-sale securities are reported on an after-tax basis as a component of cumulative OCI. There were no securities classified as held-to-maturity as of December 31, 2012.

		Gross	Gross
		unrealized	unrealized	Fair
(in millions)	Cost	gains	losses	value

December 31, 2013

Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$6,592	17	(329)	6,280
Securities of U.S. states and political subdivisions	42,171	1,092	(727)	42,536
Mortgage-backed securities:
Federal agencies	119,303	1,902	(3,614)	117,591
Residential	11,060	1,433	(40)	12,453
Commercial	17,689	1,173	(115)	18,747
Total mortgage-backed securities	148,052	4,508	(3,769)	148,791
Corporate debt securities	20,391	976	(140)	21,227
Collateralized loan and other debt obligations (1)	19,610	642	(93)	20,159
Other (2)	9,232	426	(29)	9,629
Total debt securities	246,048	7,661	(5,087)	248,622
Marketable equity securities:
Perpetual preferred securities	1,703	222	(60)	1,865
Other marketable equity securities	336	1,188	(4)	1,520
Total marketable equity securities	2,039	1,410	(64)	3,385
Total available-for-sale securities	248,087	9,071	(5,151)	252,007
Held-to-maturity securities:
Federal agency mortgage-backed securities	6,304	-	(99)	6,205
Other (2)	6,042	-	-	6,042
Total held-to-maturity securities	12,346	-	(99)	12,247
Total (3)	$260,433	9,071	(5,250)	264,254

December 31, 2012

Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$7,099	47	-	7,146
Securities of U.S. states and political subdivisions	37,120	2,000	(444)	38,676
Mortgage-backed securities:
Federal agencies	92,855	4,434	(4)	97,285
Residential	14,178	1,802	(49)	15,931
Commercial	18,438	1,798	(268)	19,968
Total mortgage-backed securities	125,471	8,034	(321)	133,184
Corporate debt securities	20,120	1,282	(69)	21,333
Collateralized loan and other debt obligations (1)	12,726	557	(95)	13,188
Other (2)	18,410	553	(76)	18,887
Total debt securities	220,946	12,473	(1,005)	232,414
Marketable equity securities:
Perpetual preferred securities	1,935	281	(40)	2,176
Other marketable equity securities	402	216	(9)	609
Total marketable equity securities	2,337	497	(49)	2,785
Total (3)	$223,283	12,970	(1,054)	235,199

  Includes collateralized debt obligations (CDOs) with a cost basis and fair value of $509 million and $693 million, respectively, at December 31, 2013, and $556 million and $644 million, respectively at December 31, 2012.
  Included in the “Other” category of available-for-sale securities are asset-backed securities collateralized by auto leases or loans and cash reserves with a cost basis and fair value of $500 million and $513 million, respectively, at December 31, 2013, and $5.9 billion each at December 31, 2012. The remaining balances in the “Other” category of available-for-sale securities primarily include asset-backed securities collateralized by credit cards, student loans and home equity loans. Included in the “Other” category of held-to-maturity securities are asset-backed securities collateralized by auto leases or loans and cash reserves with a cost basis and fair value of $4.3 billion each at December 31, 2013. Also included in the “Other” category of held-to-maturity securities are asset-backed securities collateralized by dealer floorplan loans with a cost basis and fair value of $1.7 billion each at December 31, 2013.
  At December 31, 2013 and 2012, we held no securities of any single issuer (excluding the U.S. Treasury and federal agencies) with a book value that exceeded 10% of stockholders' equity.

Gross Unrealized Losses and Fair Value

The following table shows the gross unrealized losses and fair value of securities in the investment securities portfolio by length of time that individual securities in each category had been in a continuous loss position. Debt securities on which we have taken credit-related OTTI write-downs are categorized as being “less than 12 months” or “12 months or more” in a continuous loss position based on the point in time that the fair value declined to below the cost basis and not the period of time since the credit-related OTTI write-down.

	Less than 12 months		12 months or more		Total
	Gross		Gross		Gross
	unrealized	Fair	unrealized	Fair	unrealized	Fair
(in millions)	losses	value	losses	value	losses	value

December 31, 2013

Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$(329)	5,786	-	-	(329)	5,786
Securities of U.S. states and political subdivisions	(399)	9,238	(328)	4,120	(727)	13,358
Mortgage-backed securities:
Federal agencies	(3,562)	67,045	(52)	1,132	(3,614)	68,177
Residential	(18)	1,242	(22)	232	(40)	1,474
Commercial	(15)	2,128	(100)	2,027	(115)	4,155
Total mortgage-backed securities	(3,595)	70,415	(174)	3,391	(3,769)	73,806
Corporate debt securities	(85)	2,542	(55)	428	(140)	2,970
Collateralized loan and other debt obligations	(55)	7,202	(38)	343	(93)	7,545
Other	(11)	1,690	(18)	365	(29)	2,055
Total debt securities	(4,474)	96,873	(613)	8,647	(5,087)	105,520
Marketable equity securities:
Perpetual preferred securities	(28)	424	(32)	308	(60)	732
Other marketable equity securities	(4)	34	-	-	(4)	34
Total marketable equity securities	(32)	458	(32)	308	(64)	766
Total available-for-sale securities	(4,506)	97,331	(645)	8,955	(5,151)	106,286
Held-to-maturity securities:
Federal agency mortgage-backed securities	(99)	6,153	-	-	(99)	6,153
Total held-to-maturity securities	(99)	6,153	-	-	(99)	6,153
Total	$(4,605)	103,484	(645)	8,955	(5,250)	112,439

December 31, 2012

Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$-	-	-	-	-	-
Securities of U.S. states and political subdivisions	(55)	2,709	(389)	4,662	(444)	7,371
Mortgage-backed securities:
Federal agencies	(4)	2,247	-	-	(4)	2,247
Residential	(4)	261	(45)	1,564	(49)	1,825
Commercial	(6)	491	(262)	2,564	(268)	3,055
Total mortgage-backed securities	(14)	2,999	(307)	4,128	(321)	7,127
Corporate debt securities	(14)	1,217	(55)	305	(69)	1,522
Collateralized loan and other debt obligations	(2)	1,485	(93)	798	(95)	2,283
Other	(11)	2,153	(65)	1,010	(76)	3,163
Total debt securities	(96)	10,563	(909)	10,903	(1,005)	21,466
Marketable equity securities:
Perpetual preferred securities	(3)	116	(37)	538	(40)	654
Other marketable equity securities	(9)	48	-	-	(9)	48
Total marketable equity securities	(12)	164	(37)	538	(49)	702
Total	$(108)	10,727	(946)	11,441	(1,054)	22,168

We do not have the intent to sell any securities included in the previous table. For debt securities included in the table, we have concluded it is more likely than not that we will not be required to sell prior to recovery of the amortized cost basis. We have assessed each security with gross unrealized losses for credit impairment. For debt securities, we evaluate, where necessary, whether credit impairment exists by comparing the present value of the expected cash flows to the securities' amortized cost basis. For equity securities, we consider numerous factors in determining whether impairment exists, including our intent and ability to hold the securities for a period of time sufficient to recover the cost basis of the securities.

See Note 1 – “Investments” for the factors that we consider in our analysis of OTTI for debt and equity securities.

Securities of U.S. Treasury and federal agencies and federal agency mortgage-backed securities (MBS) The unrealized losses associated with U.S. Treasury and federal agency securities and federal agency MBS are primarily driven by changes in interest rates and not due to credit losses given the explicit or implicit guarantees provided by the U.S. government.

Securities of U.S. states and political subdivisions The unrealized losses associated with securities of U.S. states and political subdivisions are primarily driven by changes in the relationship between municipal and term funding credit curves rather than by changes to the credit quality of the underlying securities. Substantially all of these investments are investment grade. The securities were generally underwritten in accordance with our own investment standards prior to the decision to purchase. Some of these securities are guaranteed by a bond insurer, but we did not rely on this guarantee in making our investment decision. These investments will continue to be monitored as part of our ongoing impairment analysis, but are expected to perform, even if the rating agencies reduce the credit rating of the bond insurers. As a result, we expect to recover the entire amortized cost basis of these securities.

Residential and commercial MBS The unrealized losses associated with private residential MBS and commercial MBS are primarily driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities and/or prepayment rates. We estimate losses to a security by forecasting the underlying mortgage loans in each transaction. We use forecasted loan performance to project cash flows to the various tranches in the structure. We also consider cash flow forecasts and, as applicable, independent industry analyst reports and forecasts, sector credit ratings, and other independent market data. Based upon our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost basis of these securities.

Corporate Debt Securities The unrealized losses associated with corporate debt securities are primarily related to unsecured debt obligations issued by various corporations. We evaluate the financial performance of each issuer on a quarterly basis to determine that the issuer can make all contractual principal and interest payments. Based upon this assessment, we expect to recover the entire amortized cost basis of these securities.

Collateralized LOAN AND OTHER Debt Obligations The unrealized losses associated with collateralized loan and other debt obligations relate to securities primarily backed by commercial, residential or other consumer collateral. The unrealized losses are primarily driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities and prepayment rates. We also consider cash flow forecasts and, as applicable, independent industry analyst reports and forecasts, sector credit ratings, and other independent market data. Based upon our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost basis of these securities.

Other Debt Securities The unrealized losses associated with other debt securities primarily relate to other asset-backed securities. The losses are primarily driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities and prepayment rates. Based upon our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost basis of these securities.

Marketable Equity Securities Our marketable equity securities include investments in perpetual preferred securities, which provide attractive tax-equivalent yields. We evaluated these hybrid financial instruments with investment-grade ratings for impairment using an evaluation methodology similar to that used for debt securities. Perpetual preferred securities are not considered to be other-than-temporarily impaired if there is no evidence of credit deterioration or investment rating downgrades of any issuers to below investment grade, and we expect to continue to receive full contractual payments. We will continue to evaluate the prospects for these securities for recovery in their market value in accordance with our policy for estimating OTTI. We have recorded impairment write-downs on perpetual preferred securities where there was evidence of credit deterioration.

OTHER INVESTMENT SECURITIES MATTERS The fair values of our investment securities could decline in the future if the underlying performance of the collateral for the residential and commercial MBS or other securities deteriorate and our credit enhancement levels do not provide sufficient protection to our contractual principal and interest. As a result, there is a risk that significant OTTI may occur in the future.

The following table shows the gross unrealized losses and fair value of debt and perpetual preferred investment securities by those rated investment grade and those rated less than investment grade, according to their lowest credit rating by Standard & Poor's Rating Services (S&P) or Moody's Investors Service (Moody's). Credit ratings express opinions about the credit quality of a security. Securities rated investment grade, that is those rated BBB- or higher by S&P or Baa3 or higher by Moody's, are generally considered by the rating agencies and market participants to be low credit risk. Conversely, securities rated below investment grade, labeled as “speculative grade” by the rating agencies, are considered to be distinctively higher credit risk than investment grade securities. We have also included securities not rated by S&P or Moody's in the table below based on the internal credit grade of the securities (used for credit risk management purposes) equivalent to the credit rating assigned by major credit agencies. The unrealized losses and fair value of unrated securities categorized as investment grade based on internal credit grades were $18 million and $1.9 billion, respectively, at December 31, 2013, and $19 million and $2.0 billion, respectively, at December 31, 2012. If an internal credit grade was not assigned, we categorized the security as non-investment grade.

	Investment grade		Non-investment grade
	Gross		Gross
	unrealized	Fair	unrealized	Fair
(in millions)	losses	value	losses	value

December 31, 2013

Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$(329)	5,786	-	-
Securities of U.S. states and political subdivisions	(671)	12,915	(56)	443
Mortgage-backed securities:
Federal agencies	(3,614)	68,177	-	-
Residential	(2)	177	(38)	1,297
Commercial	(46)	3,364	(69)	791
Total mortgage-backed securities	(3,662)	71,718	(107)	2,088
Corporate debt securities	(96)	2,343	(44)	627
Collateralized loan and other debt obligations	(72)	7,376	(21)	169
Other	(19)	1,874	(10)	181
Total debt securities	(4,849)	102,012	(238)	3,508
Perpetual preferred securities	(60)	732	-	-
Total available-for-sale securities	(4,909)	102,744	(238)	3,508
Held-to-maturity securities:
Federal agency mortgage-backed securities	(99)	6,153	-	-
Total held-to-maturity securities	(99)	6,153	-	-
Total	$(5,008)	108,897	(238)	3,508

December 31, 2012

Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$-	-	-	-
Securities of U.S. states and political subdivisions	(378)	6,839	(66)	532
Mortgage-backed securities:
Federal agencies	(4)	2,247	-	-
Residential	(3)	78	(46)	1,747
Commercial	(31)	2,110	(237)	945
Total mortgage-backed securities	(38)	4,435	(283)	2,692
Corporate debt securities	(19)	1,112	(50)	410
Collateralized loan and other debt obligations	(49)	2,065	(46)	218
Other	(49)	3,034	(27)	129
Total debt securities	(533)	17,485	(472)	3,981
Perpetual preferred securities	(40)	654	-	-
Total	$(573)	18,139	(472)	3,981

Contractual Maturities

The following table shows the remaining contractual maturities and contractual weighted-average yields (taxable-equivalent basis) of debt securities. The remaining contractual principal maturities for MBS do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.

			Remaining contractual maturity
					After one year		After five years
	Total		Within one year		through five years		through ten years		After ten years
(in millions)	amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield

December 31, 2013

Available-for-sale securities (1):
Securities of U.S. Treasury
and federal agencies	$6,280	1.66%	$86	0.54%	$701	1.45%	$5,493	1.71%	$-	-%
Securities of U.S. states and
political subdivisions	42,536	5.30	4,915	1.84	7,901	2.19	3,151	5.19	26,569	6.89
Mortgage-backed securities:
Federal agencies	117,591	3.33	1	7.14	398	2.71	956	3.46	116,236	3.33
Residential	12,453	4.31	-	-	-	-	113	5.43	12,340	4.30
Commercial	18,747	5.24	-	-	52	3.33	59	0.96	18,636	5.26
Total mortgage-backed
securities	148,791	3.65	1	7.14	450	2.78	1,128	3.52	147,212	3.66
Corporate debt securities	21,227	4.18	6,136	2.06	7,255	4.22	6,528	5.80	1,308	5.77
Collateralized loan and
other debt obligations	20,159	1.59	40	0.25	1,100	0.63	7,750	1.29	11,269	1.89
Other	9,629	1.80	906	2.53	2,977	1.74	1,243	1.64	4,503	1.73
Total debt securities
at fair value	$248,622	3.69%	$12,084	1.99%	$20,384	2.75%	$25,293	3.14%	$190,861	3.97%

Held-to-maturity securities (1):
Federal agency mortgage-
backed securities (2)	$6,205	3.90%	$-	-%	$-	-%	$-	-%	$6,205	3.90%
Other (3)	6,042	1.89	195	1.72	4,468	1.87	1,379	1.98	-	-
Total held-to-maturity
securities at fair value	$12,247	2.92%	$195	1.72%	$4,468	1.87%	$1,379	1.98%	$6,205	3.90%

December 31, 2012

Available-for-sale securities:
Securities of U.S. Treasury
and federal agencies	$7,146	1.59%	$376	0.43%	$661	1.24%	$6,109	1.70%	$-	-%
Securities of U.S. states and
political subdivisions	38,676	5.29	1,861	2.61	11,620	2.18	3,380	5.51	21,815	7.15
Mortgage-backed securities:
Federal agencies	97,285	3.82	1	5.40	106	4.87	1,144	3.41	96,034	3.83
Residential	15,931	4.38	-	-	-	-	569	2.06	15,362	4.47
Commercial	19,968	5.33	-	-	78	3.69	101	2.84	19,789	5.35
Total mortgage-backed
securities	133,184	4.12	1	5.40	184	4.37	1,814	2.95	131,185	4.13
Corporate debt securities	21,333	4.26	1,037	4.29	12,792	3.19	6,099	6.14	1,405	5.88
Collateralized loan and
other debt obligations	13,188	1.35	44	0.96	1,246	0.71	7,376	1.01	4,522	2.08
Other	18,887	1.85	1,715	1.14	9,589	1.75	3,274	2.11	4,309	2.14
Total debt securities
at fair value	$232,414	3.91%	$5,034	2.28%	$36,092	2.37%	$28,052	3.07%	$163,236	4.44%

(1)		Weighted-average yields displayed by maturity bucket are weighted based on fair value for available-for-sale securities and amortized cost for held-to-maturity securities.
(2)		Total amortized cost of federal agency mortgage-backed securities was $6.3 billion at December 31, 2013, with a remaining contractual maturity of after ten years.
(3)		Total amortized cost of other debt securities was $6.0 billion at December 31, 2013, with remaining contractual maturities of within one year, after one year through five years, and after five years through ten years of $0.2 billion, $4.4 billion and $1.4 billion, respectively, at December 31, 2013.

Realized Gains and Losses

The following table shows the gross realized gains and losses on sales and OTTI write-downs related to the investment securities portfolio, which includes marketable equity securities, as well as net realized gains and losses on nonmarketable equity investments (see Note 7 – Other Assets).

	Year ended December 31,
(in millions)	2013	2012	2011
Gross realized gains	$492	600	1,305
Gross realized losses	(24)	(73)	(70)
OTTI write-downs	(183)	(256)	(541)
Net realized gains from investment securities	285	271	694
Net realized gains from nonmarketable equity investments	1,158	1,086	842
Net realized gains from debt securities and equity investments	$1,443	1,357	1,536

Other-Than-Temporary Impairment

The following table shows the detail of total OTTI write-downs included in earnings for debt securities, marketable equity securities and nonmarketable equity investments.

	Year ended December 31,
(in millions)	2013	2012	2011
OTTI write-downs included in earnings
Debt securities:
U.S. states and political subdivisions	$2	16	2
Mortgage-backed securities:
Federal agencies	1	-	-
Residential	72	84	252
Commercial	53	86	101
Corporate debt securities	4	11	3
Collateralized loan and other debt obligations	-	1	1
Other debt securities	26	42	64
Total debt securities	158	240	423
Equity securities:
Marketable equity securities:
Perpetual preferred securities	-	12	96
Other marketable equity securities	25	4	22
Total marketable equity securities	25	16	118
Total investment securities	183	256	541
Nonmarketable equity investments	161	160	170
Total OTTI write-downs included in earnings	$344	416	711

Other-Than-Temporarily Impaired Debt Securities

The following table shows the detail of OTTI write-downs on debt securities included in earnings and the related changes in OCI for the same securities.

	Year ended December 31,
(in millions)	2013	2012	2011
OTTI on debt securities
Recorded as part of gross realized losses:
Credit-related OTTI	$107	237	422
Intent-to-sell OTTI	51	3	1
Total recorded as part of gross realized losses	158	240	423
Changes to OCI for increase (decrease) in non-credit-related OTTI (1):
U.S. states and political subdivisions	(2)	1	(1)
Residential mortgage-backed securities	(27)	(178)	(171)
Commercial mortgage-backed securities	(90)	(88)	105
Corporate debt securities	-	1	2
Collateralized loan and other debt obligations	(1)	(1)	4
Other debt securities	1	28	(13)
Total changes to OCI for non-credit-related OTTI	(119)	(237)	(74)
Total OTTI losses recorded on debt securities	$39	3	349

  Represents amounts recorded to OCI for impairment, due to factors other than credit, on debt securities that have also had credit-related OTTI write-downs during the period. Increases represent initial or subsequent non-credit-related OTTI on debt securities. Decreases represent partial to full reversal of impairment due to recoveries in the fair value of securities due to factors other than credit.

The following table presents a rollforward of the credit loss component recognized in earnings for debt securities we still own (referred to as “credit-impaired” debt securities). The credit loss component of the amortized cost represents the difference between the present value of expected future cash flows discounted using the security's current effective interest rate and the amortized cost basis of the security prior to considering credit losses. OTTI recognized in earnings for credit-impaired debt securities is presented as additions and is classified into one of two components based upon whether the current period is the first time the debt security was credit-impaired (initial credit impairment) or if the debt security was previously credit-impaired (subsequent credit impairments). The credit loss component is reduced if we sell, intend to sell or believe we will be required to sell previously credit-impaired debt securities. Additionally, the credit loss component is reduced if we receive or expect to receive cash flows in excess of what we previously expected to receive over the remaining life of the credit-impaired debt security, the security matures or is fully written down.

Changes in the credit loss component of credit-impaired debt securities that were recognized in earnings and related to securities that we do not intend to sell are presented in the following table.

	Year ended December 31,
(in millions)	2013	2012	2011
Credit loss component, beginning of year	$1,289	1,272	1,043
Additions:
Initial credit impairments	21	55	87
Subsequent credit impairments	86	182	335
Total additions	107	237	422
Reductions:
For securities sold or matured	(194)	(194)	(160)
For securities derecognized due to changes in consolidation status of variable interest entities	-	-	(2)
For recoveries of previous credit impairments (1)	(31)	(26)	(31)
Total reductions	(225)	(220)	(193)
Credit loss component, end of year	$1,171	1,289	1,272

  Recoveries of previous credit impairments result from increases in expected cash flows subsequent to credit loss recognition. Such recoveries are reflected prospectively as interest yield adjustments using the effective interest method.

To determine credit impairment losses for asset-backed securities (e.g., residential MBS, commercial MBS), we estimate expected future cash flows of the security by estimating the expected future cash flows of the underlying collateral and applying those collateral cash flows, together with any credit enhancements such as subordinated interests owned by third parties, to the security. The expected future cash flows of the underlying collateral are determined using the remaining contractual cash flows adjusted for future expected credit losses (which consider current delinquencies and nonperforming assets (NPAs), future expected default rates and collateral value by vintage and geographic region) and prepayments. The expected cash flows of the security are then discounted at the security's current effective interest rate to arrive at a present value amount. Total credit impairment losses on residential MBS that we do not intend to sell are shown in the table below. The table also presents a summary of the significant inputs considered in determining the measurement of the credit loss component recognized in earnings for residential MBS.

	Year ended December 31,
($ in millions)	2013	2012	2011
Credit impairment losses on residential MBS
Investment grade	$-	-	5
Non-investment grade	72	84	247
Total credit impairment losses on residential MBS	$72	84	252

Significant inputs (non-agency – non-investment grade MBS)
Expected remaining life of loan loss rate (1):
Range (2)	0-20%	1-44	0-48
Credit impairment loss rate distribution (3):
0 - 10% range	91	77	42
10 - 20% range	8	11	18
20 - 30% range	1	4	28
Greater than 30%	-	8	12
Weighted average loss rate (4)	6	8	12
Current subordination levels (5):
Range (2)	0-41	0-57	0-25
Weighted average (4)	-	2	4
Prepayment speed (annual CPR (6)):
Range (2)	4-27	5-29	3-19
Weighted average (4)	16	15	11

  Represents future expected credit losses on each pool of loans underlying respective securities expressed as a percentage of the total current outstanding loan balance of the pool for each respective security.
  Represents the range of inputs/assumptions based upon the individual securities within each category.
  Represents distribution of credit impairment losses recognized in earnings categorized based on range of expected remaining life of loan losses. For example 91% of credit impairment losses recognized in earnings for the year ended December 31, 2013, had expected remaining life of loan loss assumptions of 0 to 10%.
  Calculated by weighting the relevant input/assumption for each individual security by current outstanding amortized cost basis of the security.
  Represents current level of credit protection provided by tranches subordinate to our security holdings (subordination), expressed as a percentage of total current underlying loan balance.
  Constant prepayment rate.

Total credit impairment losses on commercial MBS that we do not intend to sell were $28 million, $86 million, and $101 million for the years ended December 31, 2013, 2012 and 2011, respectively. Significant inputs considered in determining the credit impairment losses for commercial MBS are the expected remaining life of loan loss rates and current subordination levels. Prepayment activity on commercial MBS does not significantly impact the determination of their credit impairment because, unlike residential MBS, commercial MBS experience significantly lower prepayments due to certain contractual restrictions, impacting the borrower's ability to prepay the mortgage. The expected remaining life of loan loss rates for commercial MBS with credit impairment losses ranged from 4% to 15%, 3% to 18%, and 4% to 18%, while the current subordination level ranges were 0% to 21%, 0% to 13%, and 3% to 15% for the years ended December 31, 2013, 2012 and 2011, respectively.